April 1, 2014

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
PRE 14A
File No. 811-07572

Dear Sir or Madam,

Principal Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).

The Proxy Statement is being filed to solicit shareholders of the International Fund I (a series of the Registrant) to approve a new sub-advisory agreement with Origin Asset Management LLP and an amended and restated management agreement with Principal Management Corporation. It is our intent to file the Definitive 14A on April 11, 2014.

Please call me at 515-235-9328 or Jennifer Mills at 515-235-9154 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel, Registrant